Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
October 31, 2022
LDT-NPRT3-1222
1.950977.109
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	3,794,855	141,813,731
Entertainment - 0.4%
Activision Blizzard, Inc.	318,677	23,199,686
Cinemark Holdings, Inc. (a)(b)	1,375,277	14,591,689
		37,791,375
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (a)	1,718,880	162,451,349
Meta Platforms, Inc. Class A (a)	686,980	63,999,057
		226,450,406
Media - 2.7%
Charter Communications, Inc. Class A (a)	190,268	69,946,322
Comcast Corp. Class A	3,308,367	105,007,569
Omnicom Group, Inc.	842,878	61,319,375
		236,273,266
TOTAL COMMUNICATION SERVICES		642,328,778
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.8%
General Motors Co.	1,771,800	69,543,150
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	1,757,385	38,767,913
Hotels, Restaurants & Leisure - 1.9%
Hilton Worldwide Holdings, Inc.	535,200	72,391,152
McDonald's Corp.	331,800	90,468,588
		162,859,740
Household Durables - 0.5%
Tempur Sealy International, Inc.	1,587,000	42,674,430
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	351,600	55,728,600
Specialty Retail - 2.3%
Dick's Sporting Goods, Inc. (b)	564,500	64,217,520
Lowe's Companies, Inc.	550,300	107,280,985
Williams-Sonoma, Inc. (b)	265,200	32,839,716
		204,338,221
TOTAL CONSUMER DISCRETIONARY		573,912,054
CONSUMER STAPLES - 6.7%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	191,300	47,266,404
Keurig Dr. Pepper, Inc.	531,800	20,655,112
The Coca-Cola Co.	973,700	58,275,945
		126,197,461
Food & Staples Retailing - 1.8%
Albertsons Companies, Inc.	748,000	15,341,480
U.S. Foods Holding Corp. (a)	1,103,900	32,852,064
Walmart, Inc.	787,671	112,109,213
		160,302,757
Food Products - 1.1%
Archer Daniels Midland Co.	242,000	23,469,160
Bunge Ltd.	71,100	7,017,570
Freshpet, Inc. (a)(b)	89,699	5,287,756
Mondelez International, Inc.	930,052	57,179,597
		92,954,083
Household Products - 1.5%
Procter & Gamble Co.	894,572	120,472,011
Reynolds Consumer Products, Inc.	428,178	13,076,556
		133,548,567
Tobacco - 0.9%
Altria Group, Inc.	428,200	19,812,814
Philip Morris International, Inc.	618,800	56,836,780
		76,649,594
TOTAL CONSUMER STAPLES		589,652,462
ENERGY - 8.7%
Energy Equipment & Services - 0.8%
Halliburton Co.	2,045,100	74,482,542
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd. (b)	1,579,300	94,722,063
Cenovus Energy, Inc. (Canada)	6,037,247	122,043,368
Exxon Mobil Corp.	3,136,000	347,500,160
Hess Corp.	556,300	78,482,804
Valero Energy Corp.	411,300	51,638,715
		694,387,110
TOTAL ENERGY		768,869,652
FINANCIALS - 20.4%
Banks - 10.4%
Bank of America Corp.	9,288,683	334,764,135
Citizens Financial Group, Inc.	398,558	16,301,022
Comerica, Inc.	262,419	18,500,540
JPMorgan Chase & Co.	1,052,303	132,463,902
PNC Financial Services Group, Inc.	266,862	43,186,277
Societe Generale Series A	941,771	21,601,440
U.S. Bancorp	1,495,800	63,496,710
Wells Fargo & Co.	6,152,743	282,964,651
		913,278,677
Capital Markets - 2.8%
Bank of New York Mellon Corp.	2,676,281	112,698,193
BlackRock, Inc. Class A	106,362	68,700,279
Cboe Global Markets, Inc.	199,940	24,892,530
Intercontinental Exchange, Inc.	398,475	38,082,256
		244,373,258
Consumer Finance - 0.6%
Capital One Financial Corp.	468,616	49,682,668
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	307,634	90,779,717
Insurance - 5.6%
American International Group, Inc.	783,840	44,678,880
Chubb Ltd.	114,300	24,561,927
Globe Life, Inc.	246,600	28,487,232
Hartford Financial Services Group, Inc.	1,391,779	100,778,717
The Travelers Companies, Inc.	1,587,730	292,872,676
		491,379,432
TOTAL FINANCIALS		1,789,493,752
HEALTH CARE - 16.5%
Biotechnology - 0.6%
Gilead Sciences, Inc.	407,600	31,980,296
Regeneron Pharmaceuticals, Inc. (a)	29,700	22,237,875
		54,218,171
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	1,145,800	113,365,452
Baxter International, Inc.	438,800	23,848,780
Becton, Dickinson & Co.	273,200	64,467,004
Boston Scientific Corp. (a)	1,519,900	65,522,889
		267,204,125
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	541,500	85,134,630
Centene Corp. (a)	691,000	58,824,830
Cigna Corp.	307,500	99,340,950
HCA Holdings, Inc.	157,500	34,251,525
UnitedHealth Group, Inc.	231,300	128,406,195
		405,958,130
Life Sciences Tools & Services - 3.1%
Danaher Corp.	412,100	103,713,207
Thermo Fisher Scientific, Inc.	322,800	165,909,516
		269,622,723
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	978,800	75,827,636
Johnson & Johnson	1,213,506	211,113,639
Merck & Co., Inc.	864,900	87,527,880
Pfizer, Inc.	1,738,700	80,936,485
		455,405,640
TOTAL HEALTH CARE		1,452,408,789
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.4%
Northrop Grumman Corp.	106,556	58,500,310
Raytheon Technologies Corp.	409,692	38,846,995
The Boeing Co. (a)	786,115	112,029,249
		209,376,554
Air Freight & Logistics - 0.9%
FedEx Corp.	502,811	80,590,547
Construction & Engineering - 0.6%
Fluor Corp. (a)	1,756,600	53,154,716
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	1,684,070	67,716,455
Industrial Conglomerates - 2.2%
3M Co.	227,016	28,556,343
General Electric Co.	1,919,212	149,333,886
Honeywell International, Inc.	67,614	13,794,608
		191,684,837
Machinery - 1.0%
Crane Holdings Co.	458,500	46,005,890
Flowserve Corp.	1,595,211	45,750,651
		91,756,541
Professional Services - 0.5%
Manpower, Inc.	587,000	45,985,580
Road & Rail - 1.5%
Norfolk Southern Corp.	391,508	89,291,230
XPO Logistics, Inc. (a)	765,800	39,622,492
		128,913,722
TOTAL INDUSTRIALS		869,178,952
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,996,313	136,122,500
Electronic Equipment & Components - 0.4%
Vontier Corp.	1,613,180	30,811,738
IT Services - 4.1%
Amdocs Ltd.	847,319	73,132,103
Concentrix Corp.	222,026	27,138,238
Fidelity National Information Services, Inc.	1,095,682	90,930,649
FleetCor Technologies, Inc. (a)	199,925	37,210,041
Global Payments, Inc.	479,830	54,825,376
GoDaddy, Inc. (a)	467,268	37,568,347
SS&C Technologies Holdings, Inc.	775,994	39,901,611
		360,706,365
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	1,631,999	100,759,618
MKS Instruments, Inc.	272,900	22,418,735
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	601,900	37,046,945
		160,225,298
Software - 0.7%
Adobe, Inc. (a)	89,691	28,566,584
Check Point Software Technologies Ltd. (a)	242,345	31,318,244
NCR Corp. (a)	263,282	5,597,375
		65,482,203
TOTAL INFORMATION TECHNOLOGY		753,348,104
MATERIALS - 4.1%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	1,519,500	35,434,740
Eastman Chemical Co.	420,800	32,321,648
Olin Corp.	905,851	47,964,810
The Chemours Co. LLC	1,318,200	37,740,066
Westlake Corp. (b)	390,000	37,693,500
		191,154,764
Containers & Packaging - 0.7%
Crown Holdings, Inc.	452,100	31,009,539
O-I Glass, Inc. (a)	2,004,065	32,686,300
		63,695,839
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	1,905,800	60,394,802
Glencore PLC	7,211,600	41,344,634
		101,739,436
TOTAL MATERIALS		356,590,039
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	143,300	29,690,327
Equity Lifestyle Properties, Inc.	847,300	54,193,308
Essex Property Trust, Inc.	142,800	31,735,872
Host Hotels & Resorts, Inc.	1,642,100	31,002,848
Invitation Homes, Inc.	1,927,700	61,088,813
Mid-America Apartment Communities, Inc.	286,700	45,140,915
Prologis (REIT), Inc.	500,163	55,393,052
Welltower Op	705,600	43,069,824
		351,314,959
Real Estate Management & Development - 0.5%
Cushman & Wakefield PLC (a)	3,686,100	42,574,455
TOTAL REAL ESTATE		393,889,414
UTILITIES - 5.5%
Electric Utilities - 3.6%
Constellation Energy Corp.	691,033	65,330,260
Edison International	771,200	46,302,848
Entergy Corp.	458,800	49,155,832
NextEra Energy, Inc.	1,061,100	82,235,250
PG&E Corp. (a)	5,089,848	75,991,431
		319,015,621
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	2,473,600	64,709,376
Vistra Corp.	1,644,933	37,784,111
		102,493,487
Multi-Utilities - 0.7%
Sempra Energy	421,500	63,621,210
TOTAL UTILITIES		485,130,318
TOTAL COMMON STOCKS (Cost $7,463,878,967)		8,674,802,314

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	132,083,623	132,110,040
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	149,307,769	149,322,700
TOTAL MONEY MARKET FUNDS (Cost $281,431,879)		281,432,740

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $7,745,310,846)	8,956,235,054
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(165,483,308)
NET ASSETS - 100.0%	8,790,751,746

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	157,253,985	3,391,521,300	3,416,665,245	1,476,111	-	-	132,110,040	0.3%
Fidelity Securities Lending Cash Central Fund 3.10%	41,215,525	1,385,399,912	1,277,292,737	261,378	-	-	149,322,700	0.4%
Total	198,469,510	4,776,921,212	4,693,957,982	1,737,489	-	-	281,432,740

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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